TYPE                    13F-HR
PERIOD                  06/30/2008
FILER
	CIK             0001103887
	CCC             c4xm$vxh
SROS                    NONE
SUBMISSION-CONTACT
	NAME            Karpagam Iyer
	PHONE           212-297-2959

			UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON D.C. 20549


			FORM 13F
		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one) : [   ] is a restatement
				  [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           NWI Management, LP
Address:        45 East 53rd Street
		New York, NY 10022
13F File Number: 028-05499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name : Chandrika Hariharan
Title: CFO
Phone: 212-297-2967
Signature, Place, and Date of Signing:

	Chandrika Hariharan,New York, August 15th, 2008

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: LINES 32

Form 13F Information Table Value Total: AMOUNT $220,529 (thousands)

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							      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
  Column 1                      Column 2    Column 3   Column 4          Column 5   Column 6  Column 7        Column 8
                                                        Value   SHRS OR   SH/  PUT/   Invstmt  Other   Voting Authority (Shares)
Name of Issuer              Title of Class   CUSIP      (x$1000 PRN AMT  PRN  CALL   Dscretn    Mgrs     Sole  Share    None
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V      SPON ADR L SHS 02364W105        6,330     120,000 SH        120,000        120,000
APPLE COMPUTER INC            COM            037833100        3,349      20,000 SH         20,000         20,000
AT&T INC                      COM            00206R102        5,054     150,000 SH        150,000        150,000
CISCO SYS INC                 COM            17275R102        3,489     150,000 SH        150,000        150,000
COMCAST CORP NEW              CL  A          20030N101        8,537     450,000 SH        450,000        450,000
CVR ENERGY INC                COM            12662P108          347      17,788 SH         17,780         17,780
DIAMONDS TR                   UNIT SER 1     252787106       11,342     100,000 SH        100,000        100,000
DIAMOND OFFSHORE DRILLING IN  COM            25271C102          306       2,200 SH          2,200          2,200
DISH NETWORK CORP             CL A           25470M109        1,464      50,000 SH         50,000         50,000
DISNEY WALT CO                COM DISNEY     254687106        1,560      50,000 SH         50,000         50,000
DRIL-QUIP INC                 COM            262037104          315       5,000 SH          5,000          5,000
ECHOSTAR CORP                 CL A           278768106          250       8,000 SH          8,000          8,000
GENERAL ELECTRIC CO           CALL           369604903        6,139     230,000 SH  CALL  230,000                     230,000
GOOGLE INC                    CL A           38259P508       13,161      25,000 SH         25,000         25,000
HALLIBURTON CO                COM            406216101          371       7,000 SH          7,000          7,000
MARKET VECTORS EFT TR         AGRIBUSETF     57060U605          570       9,200 SH          9,200          9,200
MEDIACOM COMMUNICATIONS CORP  CL A           58446K105        8,749   1,638,476 SH      1,638,476      1,638,476
NEWS CORP                     CL B           65248E203        1,504     100,000 SH        100,000        100,000
NOKIA CORP                    SPONSORED ADR  654902204       38,664   1,583,400 SH      1,583,400      1,583,400
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD 73936B408          244       6,000 SH          6,000          6,000
QWEST COMMUNICATIONS INTL IN  COM            749121109        7,860   2,000,000 SH      2,000,000      2,000,000
RESEARCH IN MOTION            COM            760975102        3,507      30,000 SH         30,000         30,000
SECTOR SPDR TR                PUT            81369Y506       50,000     500,000 SH  PUT   500,000                     500,000
STREETTRACKS GOLD TR          GOLD SHS       863307104        9,688     106,000 SH        106,000        106,000
TIM PARTICIPACOES S A         SPONS ADR PFD  88706P106       11,395     400,822 SH        400,822        400,822
TIME WARNER INC               COM            887317105        2,960     200,000 SH        200,000        200,000
TURKCELL ILETISIM HIZMETLERI  SPON ADR NEW   900111204          613      40,000 SH         40,000         40,000
VIACOM INC NEW                CL B           92553P201        7,346     240,000 SH        240,000        240,000
VIVO PARTICIPACOES S A        SPON ADR PFD   92855S101        5,088     800,000 SH        800,000        800,000
VODAFONE GROUP PLC NEW        SPON ADR NEW   92857W209        4,419     150,000 SH        150,000        150,000
XM SATELLITE RADIO HLDGS INC  CL  A          983759101        3,842     490,000 SH        490,000        490,000
YAHOO INC                     COM            984332106        2,066     100,000 SH        100,000        100,000



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